Putnam
Classic Equity
Fund*


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-00

*Formerly Putnam Growth and Income Fund II


[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years in which Putnam has experienced tremendous growth and transformed itself from a respected U.S. investment management firm to a financial institution with a global presence.

As the organization makes its way into the new century, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We are pleased to announce the appointment of Deborah F. Kuenstner as fund manager. Prior to joining Putnam in 1997, Debby held positions at DuPont Pension Fund Investment and Merrill Lynch Securities Research. She has 20 years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
July 19, 2000


REPORT FROM THE FUND MANAGER

Deborah F. Kuenstner

During the first half of Putnam Classic Equity Fund's fiscal year, value stocks underperformed the overall market in part because investors favored growth and discarded value and also because higher interest rates put a squeeze on earnings and profits. A market correction in early March had a deleterious effect on many growth stocks. For the remainder of the semiannual period, investors took a renewed interest in diversification, shifting a portion of their assets to sectors other than technology. As a result, the market broadened and stock prices in many sectors, including those held in your portfolio, rebounded nicely. However, the rebound was not sufficient to compensate for prolonged weakness experienced between December and March.

Total return for 6 months ended 5/31/00

      Class A          Class B           Class C           Class M
    NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
------------------------------------------------------------------------
   -3.15%  -8.71%   -3.52%  -7.88%    -3.54%  -4.41%    -3.37%  -6.74%
------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* FUND CHANGES NAME AND INVESTMENT CRITERIA

Effective May 15, 2000, your fund's name was changed from Putnam Growth and Income Fund II to Putnam Classic Equity Fund. Along with the name change, we modified your fund's investment strategy to emphasize total return over current income. A stock selection process incorporating new yet well-tested methods of identifying undervalued stocks was implemented. In contrast to traditional, or deep value, investing, which recognizes only those stocks that are absolutely cheap within the overall market, your fund employs a more inclusive relative value strategy, which buys stocks when they are cheap relative to other stocks within the same industry or sector. Under these more flexible guidelines, your fund can own a larger percentage of stocks from sectors not traditionally associated with value investing -- technology, for instance -- provided that each of those stocks is undervalued relative to the market, its industry, or its sector.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                  11.8%

Pharmaceuticals          11.3%

Oil and gas               7.5%

Computers                 6.4%

Electric utilities        5.5%

Footnote reads:
*Based on net assets as of 5/31/00. Holdings will vary over time.


We believe that these alterations in the fund's strategy are appropriate in light of changes in the economy and the stock market over the past few years. With its new strategy in place, we believe your fund can more easily take advantage of attractive opportunities among large companies in all sectors of the U.S. economy. Additionally we believe the fund is better positioned to participate in market rallies. New trends in value investing have produced encouraging results.

Although we have altered the investment strategy, your fund's investment objective has not changed -- we continue to seek capital appreciation with income as a secondary objective. As always, we seek companies that are focused on rewarding shareholders by undertaking positive changes that might include restructuring, new product lines, cost reductions, and acquisitions. We favor classic companies that are successfully embracing new technologies and business practices to remain competitive and profitable. The fund remains diversified among many market sectors. Your fund's value orientation makes it an appropriate investment vehicle for investors seeking positive returns with less risk over the long term.

* SHORTSIGHTEDNESS, HIGHER INTEREST RATES PROVIDE BLUE-CHIP OPPORTUNITIES

When the fund's fiscal year began, investors were cashing in their shares of traditional, blue-chip stocks in order to buy technology stocks. Valuations for non-technology stocks suffered as they fell out of favor. The situation was exacerbated as the Federal Reserve Board continued the tightening process it had begun in June 1999. The Fed has raised short-term interest rates six times since then and three times since the fund's fiscal year began on December 1, 1999. Although the technology sector remained largely resistant to higher interest rates, other sectors struggled to remain profitable under the burden of higher costs.

Your fund's management team was able to take advantage of many opportunities to purchase high-quality companies experiencing temporary price weakness. The result has been an overall improvement in the quality of the portfolio, which now holds more blue-chip companies than it had in the past.

"I think that the opportunity is greater right now on the value side because investors have overlooked a lot of stocks and they have not fully understood the implications of the Internet on the cost structures of old economy companies."

-- Deborah F. Kuenstner, manager, Putnam Classic Equity Fund


One especially good example of a blue-chip stock that your fund was able to buy on weakness is American International Group (AIG). The company specializes in commercial- and industrial-insurance coverage, including property, casualty, marine, life, and financial services insurance, and operates in over 100 countries. Its non-insurance businesses include commodities trading, private banking, mutual fund management, retirement products, and interest-rate and currency swaps. AIG shares appreciated as soon as investors recognized the company's inherent growth potential and its steeply discounted stock price. While this stock, as well as others mentioned in this report, was viewed favorably at the end of the period, all are subject to review in accordance with your fund's investment policy and may change in the future.

* UTILITIES, PHARMACEUTICALS PROVIDE RENEWED POTENTIAL

Utilities are common to value portfolios because they tend to behave defensively in down markets and they provide high dividend yields. Utilities companies are interest-rate sensitive and as a result of the Fed's incremental adjustments, they became attractively priced. We emphasized utilities stocks not only because they could be purchased cheaply but also because we believe the sector offers plenty of new potential as the benefits of deregulation become realized.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Intel Corp.
Electronics

ExxonMobil Corp.
Oil and gas

General Electric Co.
Conglomerates

SBC Communications, Inc.
Regional Bells

American International Group, Inc.
Insurance

Johnson & Johnson
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Hewlett-Packard Co.
Computers

Coca-Cola Co.
Beverages

Footnote reads:
These holdings represent 24.6% of the fund's net assets as of 5/31/00. Portfolio holdings will vary over time.


Companies within this sector are now able to generate cash, either through the sale of physical assets they no longer need or by borrowing against the value of those assets. They are using the cash to pay down debts, buy back shares, and make strategic acquisitions. Restructuring and consolidation are well underway and companies are becoming more streamlined and competitive. As new uses for existing infrastructures are explored, the utilities sector is no longer as staid and predictable as it once was, and we believe shareholder value will be unlocked as the sector evolves.

Pharmaceutical stocks fell strongly out of favor while investors went big-game hunting for technology stocks. Unusually low valuations translated into attractive yields and P/E ratios that satisfied your fund's investment criteria, an uncommon occurrence for pharmaceuticals, which are more typically associated with growth portfolios. We opportunistically bought shares of several top companies, including Johnson & Johnson, American Home Products, Warner-Lambert, and Pharmacia Corp. (formerly Pharmacia & Upjohn), and all contributed positively to fund performance.

The closing of a planned merger between Pharmacia & Upjohn and Monsanto was received positively, despite consumers' strong resistance to Monsanto's bioengineered food products. Monsanto's pharmaceutical division enjoyed success with the popular arthritis drug, Celebrex. The merger of Monsanto and Pharmacia & Upjohn was completed near the end of your fund's fiscal year, and share prices of the resulting Pharmacia Corp. have continued to climb as investors recognize the benefits of the union.

* DIVERSIFICATION IMPORTANT IN MONTHS AHEAD

We believe the Fed is nearing the end of its tightening process, and we should soon be seeing signs of an economic slowdown. We expect the growth rate of the economy will moderate and yet sustain itself at a rate that is higher than the average of the past twenty years. Volatility, which has been severe by historical standards, may continue as the slowdown takes hold and concern arises about the sustainability of the expansion. The equity markets will remain vulnerable and so investors should keep their eyes trained on long-term fundamentals and actively pursue the benefits of asset allocation and diversification. We believe that your fund can play an important role in a diversified portfolio and that it is well positioned to produce positive total returns with less volatility over a market cycle.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Classic Equity Fund is designed for investors seeking primarily capital growth but also current income potential through common stocks.




TOTAL RETURN FOR PERIODS ENDED 5/31/00

                          Class A          Class B          Class C         Class M
(inception dates)        (1/5/95)         (1/5/95)         (2/1/99)        (1/5/95)
                       NAV      POP     NAV     CDSC     NAV     CDSC    NAV      POP
---------------------------------------------------------------------------------------
6 months              -3.15%   -8.71%  -3.52%  -7.88%   -3.54%  -4.41%  -3.37%   -6.74%
---------------------------------------------------------------------------------------
1 year               -10.22   -15.36  -10.91  -14.92   -10.88  -11.68  -10.70   -13.84
---------------------------------------------------------------------------------------
5 years               93.31    82.16   85.97   83.97    86.26   86.26   88.43    81.92
Annual average        14.09    12.74   13.21   12.97    13.25   13.25   13.51    12.71
---------------------------------------------------------------------------------------
Life of fund         122.09   109.34  113.00  112.00   113.39  113.39  116.04   108.46
Annual average        15.92    14.66   15.03   14.93    15.07   15.07   15.33    14.57
---------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/00

                                S&P 500                   Consumer
                                 Index                   price index
-----------------------------------------------------------------------
6 months                          2.90%                     1.72%
-----------------------------------------------------------------------
1 year                           10.48                      3.07
-----------------------------------------------------------------------
5 years                         190.44                     12.55
Annual average                   23.76                      2.39
-----------------------------------------------------------------------
Life of fund                    241.22                     14.05
Annual average                   25.44                      2.46
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/00

                                     Class A      Class B      Class C    Class M
--------------------------------------------------------------------------------------
Distributions (number)                  2            2            2          2
--------------------------------------------------------------------------------------
Income                               $0.100       $0.050       $0.054     $0.066
--------------------------------------------------------------------------------------
Capital gains
  Long-term                           0.864        0.864        0.864      0.864
--------------------------------------------------------------------------------------
  Short-term                          0.428        0.428        0.428      0.428
--------------------------------------------------------------------------------------
Total                                $1.392       $1.342       $1.346     $1.358
--------------------------------------------------------------------------------------
Share value:                       NAV     POP      NAV          NAV    NAV     POP
--------------------------------------------------------------------------------------
11/30/99                          $13.95  $14.80  $13.82       $13.91  $13.87  $14.37
--------------------------------------------------------------------------------------
5/31/00                            12.16   12.90   12.04        12.12   12.09   12.53
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate1              1.64%   1.55%   0.86%        0.96%   1.09%   1.05%
--------------------------------------------------------------------------------------
Current 30-day SEC yield2           0.82    0.78    0.11         0.09    0.36    0.34
--------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 6/30/00 (most recent calendar quarter)

                          Class A           Class B          Class C         Class M
(inception dates)        (1/5/95)          (1/5/95)         (2/1/99)        (1/5/95)
                       NAV      POP      NAV     CDSC     NAV     CDSC    NAV      POP
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
6 months              -2.27%    -7.92%   -2.67%  -7.53%   -2.62%  -3.59%  -2.55%   -5.98%
-------------------------------------------------------------------------------------------
1 year               -12.97    -17.97   -13.63  -17.52   -13.55  -14.33  -13.43   -16.47
-------------------------------------------------------------------------------------------
5 years               88.76     77.96    81.75   79.75    81.92   81.92   84.04    77.56
Annual average        13.55     12.22    12.69   12.44    12.71   12.71   12.97    12.17
-------------------------------------------------------------------------------------------
Life of fund         119.98    107.35   110.93  109.93   111.35  111.35  113.89   106.39
Annual average        15.47     14.23    14.59   14.49    14.63   14.63   14.88    14.14
-------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard and Poor's 500 Composite Stock Price index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


WELCOME TO WWW.PUTNAMINV.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
May 31, 2000 (Unaudited)

COMMON STOCKS (98.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (0.9%)
-------------------------------------------------------------------------------------------------------------------
            374,970 Boeing Co.                                                                     $     14,647,266
             90,450 United Technologies Corp.                                                             5,466,572
                                                                                                   ----------------
                                                                                                         20,113,838

Banking (11.8%)
-------------------------------------------------------------------------------------------------------------------
            615,475 Bank of America Corp.                                                                34,197,330
            850,894 Bank One Corp.                                                                       28,132,683
          1,156,831 Charter One Financial, Inc.                                                          26,317,905
            160,000 Chase Manhattan Corp.                                                                11,950,000
            441,855 Comerica, Inc.                                                                       22,368,909
            343,515 First Union Corp.                                                                    12,087,434
            889,041 FleetBoston Financial Corp.                                                          33,616,863
            161,945 Morgan (J.P.) & Co., Inc.                                                            20,850,419
            767,205 National City Corp.                                                                  15,344,100
            560,065 PNC Bank Corp.                                                                       28,213,274
            566,565 Wells Fargo Co.                                                                      25,637,066
            449,500 Zions Bancorp                                                                        20,957,938
                                                                                                   ----------------
                                                                                                        279,673,921

Beverage (3.4%)
-------------------------------------------------------------------------------------------------------------------
            732,800 Coca-Cola Co.                                                                        39,113,200
            525,800 Coca-Cola Enterprises, Inc.                                                           9,004,325
            818,315 PepsiCo, Inc.                                                                        33,295,192
                                                                                                   ----------------
                                                                                                         81,412,717

Cable Television (0.6%)
-------------------------------------------------------------------------------------------------------------------
            341,900 Adelphia Communications Corp. (NON)                                                  14,488,013

Chemicals (1.9%)
-------------------------------------------------------------------------------------------------------------------
             75,400 Avery Dennison Corp.                                                                  4,618,250
            164,295 Dow Chemical Co.                                                                     17,589,833
            325,215 du Pont (E.I.) de Nemours & Co., Ltd.                                                15,935,535
            222,700 Rohm & Haas Co.                                                                       7,599,638
                                                                                                   ----------------
                                                                                                         45,743,256

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,796,734 Service Corp. International                                                           5,613,891

Communications Equipment (1.9%)
-------------------------------------------------------------------------------------------------------------------
             98,500 Corning, Inc.                                                                        19,053,594
            495,200 Nortel Networks Corp.                                                                26,895,550
                                                                                                   ----------------
                                                                                                         45,949,144

Computers (6.4%)
-------------------------------------------------------------------------------------------------------------------
             95,900 Apple Computer, Inc. (NON)                                                            8,055,600
            508,500 Dell Computer Corp. (NON)                                                            21,929,063
            278,800 Gateway, Inc. (NON)                                                                  13,800,600
            346,995 Hewlett-Packard Co.                                                                  41,682,774
            348,329 IBM Corp.                                                                            37,380,056
            135,300 Lexmark International Group, Inc. Class A (NON)                                       9,437,175
            281,535 NCR Corp. (NON)                                                                      11,877,258
            124,405 Seagate Technology, Inc. (NON)                                                        7,215,490
                                                                                                   ----------------
                                                                                                        151,378,016

Conglomerates (5.0%)
-------------------------------------------------------------------------------------------------------------------
          1,337,700 General Electric Co.                                                                 70,396,463
            190,755 Honeywell International, Inc.                                                        10,431,914
            813,545 Tyco International Ltd.                                                              38,287,462
                                                                                                   ----------------
                                                                                                        119,115,839

Consumer Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------
            318,700 Kimberly-Clark Corp.                                                                 19,281,350

Electric Utilities (5.5%)
-------------------------------------------------------------------------------------------------------------------
            380,100 Carolina Power & Light Co.                                                           13,065,938
            732,180 CiNergy Corp.                                                                        19,494,293
            453,140 Dominion Resources, Inc.                                                             20,731,155
            750,160 Edison International                                                                 16,034,670
            836,705 Entergy Corp.                                                                        24,264,445
            385,000 NiSource, Inc.                                                                        6,954,063
            556,900 Reliant Energy, Inc.                                                                 15,871,650
            351,190 TXU Corp.                                                                            12,555,043
                                                                                                   ----------------
                                                                                                        128,971,257

Electrical Equipment (1.5%)
-------------------------------------------------------------------------------------------------------------------
            357,160 Emerson Electric Co.                                                                 21,072,440
            346,290 Rockwell International Corp.                                                         14,197,890
                                                                                                   ----------------
                                                                                                         35,270,330

Electronics (5.4%)
-------------------------------------------------------------------------------------------------------------------
            767,200 Intel Corp.                                                                          95,660,238
            218,300 Linear Technology Corp.                                                              12,893,344
            108,790 Motorola, Inc.                                                                       10,199,063
            127,300 Solectron Corp. (NON)                                                                 4,208,856
            115,930 W W Grainger                                                                          4,629,954
                                                                                                   ----------------
                                                                                                        127,591,455

Energy (0.6%)
-------------------------------------------------------------------------------------------------------------------
            152,500 Halliburton Co.                                                                       7,777,500
             79,645 Schlumberger Ltd.                                                                     5,858,885
                                                                                                   ----------------
                                                                                                         13,636,385

Financial (3.5%)
-------------------------------------------------------------------------------------------------------------------
            486,900 American Express Co.                                                                 26,201,306
            273,530 Associates First Capital Corp.                                                        7,504,979
            382,600 Citigroup, Inc.                                                                      23,792,938
            439,135 Fannie Mae                                                                           26,402,992
                                                                                                   ----------------
                                                                                                         83,902,215

Food (1.5%)
-------------------------------------------------------------------------------------------------------------------
            523,645 General Mills, Inc.                                                                  20,782,161
            200,415 The Quaker Oats Co.                                                                  14,743,028
                                                                                                   ----------------
                                                                                                         35,525,189

Health Care Services (3.4%)
-------------------------------------------------------------------------------------------------------------------
            541,215 Baxter International, Inc.                                                           35,990,798
            309,238 CIGNA Corp.                                                                          27,464,200
            556,155 Mallinckrodt, Inc.                                                                   16,093,735
                                                                                                   ----------------
                                                                                                         79,548,733

Insurance (4.0%)
-------------------------------------------------------------------------------------------------------------------
            263,385 American General Corp.                                                               16,873,102
            507,400 American International Group, Inc.                                                   57,114,213
            142,600 Jefferson-Pilot Corp.                                                                 9,785,925
            258,265 Lincoln National Corp.                                                               10,007,769
                                                                                                   ----------------
                                                                                                         93,781,009

Investment Banking/Brokerage (1.4%)
-------------------------------------------------------------------------------------------------------------------
            179,950 Merrill Lynch & Co., Inc.                                                            17,747,569
            323,700 Paine Webber Group, Inc.                                                             14,546,269
                                                                                                   ----------------
                                                                                                         32,293,838

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Caterpillar, Inc.                                                                     5,737,500

Media (0.3%)
-------------------------------------------------------------------------------------------------------------------
            134,675 Seagram Co., Ltd.                                                                     6,422,314

Medical Technology (0.5%)
-------------------------------------------------------------------------------------------------------------------
            154,435 Bausch & Lomb, Inc.                                                                  10,733,233

Metals (0.4%)
-------------------------------------------------------------------------------------------------------------------
            162,960 Alcoa, Inc.                                                                           9,522,975

Natural Gas Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------
            300,400 El Paso Energy Corp.                                                                 15,470,600
            612,240 Williams Cos., Inc.                                                                  25,446,225
                                                                                                   ----------------
                                                                                                         40,916,825

Oil & Gas (7.5%)
-------------------------------------------------------------------------------------------------------------------
            358,100 BP Amoco Plc ADR (United Kingdom)                                                    19,471,688
            282,300 Burlington Resources, Inc.                                                           12,915,225
            147,150 Chevron, Inc.                                                                        13,602,178
            554,395 Conoco, Inc.                                                                         14,830,066
            897,426 ExxonMobil Corp.                                                                     74,766,804
            446,885 Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                      27,902,382
            481,790 Tosco Corp.                                                                          14,754,819
                                                                                                   ----------------
                                                                                                        178,243,162

Paper & Forest Products (1.1%)
-------------------------------------------------------------------------------------------------------------------
            248,115 Boise Cascade Corp.                                                                   7,226,349
            372,045 Owens-Illinois, Inc. (NON)                                                            4,185,506
            346,240 Smurfit-Stone Container Corp. (NON)                                                   4,912,280
            202,620 Weyerhaeuser Co.                                                                     10,055,018
                                                                                                   ----------------
                                                                                                         26,379,153

Pharmaceuticals (11.3%)
-------------------------------------------------------------------------------------------------------------------
            515,405 Abbott Laboratories                                                                  20,970,541
            438,524 American Home Products Corp.                                                         23,625,481
            822,150 Bristol-Myers Squibb Co.                                                             45,269,634
            564,100 Johnson & Johnson                                                                    50,486,950
            630,520 Merck & Co., Inc.                                                                    47,052,555
            633,005 Pharmacia Corp.                                                                      32,876,697
            308,100 Schering-Plough Corp.                                                                14,904,338
            254,400 Warner-Lambert Co.                                                                   31,068,600
                                                                                                   ----------------
                                                                                                        266,254,796

Publishing (1.1%)
-------------------------------------------------------------------------------------------------------------------
            104,300 Gannett Co., Inc.                                                                     6,753,425
            489,100 Tribune Co.                                                                          18,830,350
                                                                                                   ----------------
                                                                                                         25,583,775

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
            496,897 Burlington Northern Santa Fe Corp.                                                   11,739,192

Regional Bells (5.0%)
-------------------------------------------------------------------------------------------------------------------
            669,595 Bell Atlantic Corp.                                                                  35,404,836
            363,855 GTE Corp.                                                                            23,013,829
          1,381,281 SBC Communications, Inc.                                                             60,344,714
                                                                                                   ----------------
                                                                                                        118,763,379

Retail (2.7%)
-------------------------------------------------------------------------------------------------------------------
            603,900 CVS Corp.                                                                            26,269,650
            235,575 Federated Department Stores, Inc. (NON)                                               9,069,638
            257,700 Lowe's Cos., Inc.                                                                    11,999,156
            319,000 Sears, Roebuck & Co.                                                                 11,783,063
            319,000 Staples, Inc. (NON)                                                                   4,705,250
                                                                                                   ----------------
                                                                                                         63,826,757

Software (1.5%)
-------------------------------------------------------------------------------------------------------------------
            317,500 BMC Software, Inc. (NON)                                                             13,970,000
            398,700 Computer Associates International, Inc.                                              20,533,050
                                                                                                   ----------------
                                                                                                         34,503,050

Technology Services (2.4%)
-------------------------------------------------------------------------------------------------------------------
            449,400 Automatic Data Processing, Inc.                                                      24,688,913
            493,530 Electronic Data Systems Corp.                                                        31,740,148
                                                                                                   ----------------
                                                                                                         56,429,061

Telecommunications (2.5%)
-------------------------------------------------------------------------------------------------------------------
            327,045 ALLTEL Corp.                                                                         21,401,007
            212,135 AT&T Corp.                                                                            7,358,433
            364,600 AT&T Wireless Group (NON)                                                            10,413,888
            336,255 Sprint Corp.                                                                         20,343,428
                                                                                                   ----------------
                                                                                                         59,516,756

Toys (0.3%)
-------------------------------------------------------------------------------------------------------------------
            413,608 Hasbro, Inc.                                                                          6,772,831
                                                                                                   ----------------
                    Total Common Stocks  (cost $2,090,190,678)                                     $  2,334,635,155

SHORT-TERM INVESTMENTS (1.4%) (a) (cost $33,218,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $33,218,000 Interest in $616,280,000 joint repurchase agreement dated May 31, 2000 with S.B.C. Warburg, Inc.
                    due June 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $33,223,869 for an
                    effective yield of 6.36%                                                       $     33,218,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,123,408,678) (b)                                    $  2,367,853,155
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,364,764,849.

  (b) The aggregate identified cost on a tax basis is $2,128,833,034, resulting in gross unrealized appreciation and depreciation of $363,562,682 and $124,542,561, respectively, or net unrealized appreciation of $239,020,121.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,123,408,678) (Note 1)                                    $2,367,853,155
-------------------------------------------------------------------------------------------
Cash                                                                                    732
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                   4,082,774
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,572,761
-------------------------------------------------------------------------------------------
Total assets                                                                  2,374,509,422

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               626,842
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    769,054
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        3,410,422
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,075,205
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          227,487
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        84,546
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,137
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,479,924
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               67,956
-------------------------------------------------------------------------------------------
Total liabilities                                                                 9,744,573
-------------------------------------------------------------------------------------------
Net assets                                                                   $2,364,764,849

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,374,707,169
-------------------------------------------------------------------------------------------
Distribution in excess of net investment income                                  (7,771,000)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                         (246,615,797)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                      244,444,477
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $2,364,764,849

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,092,223,574 divided by 89,850,269 shares)                                        $12.16
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.16)*                              $12.90
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,097,212,605 divided by 91,124,245 shares)**                                      $12.04
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($36,654,532 divided by 3,023,524 shares)**                                          $12.12
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($126,722,630 divided by 10,482,819 shares)                                          $12.09
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.09)*                              $12.53
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($11,951,508 divided by 982,479 shares)                                              $12.16
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2000 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $69,531)                                     $  23,705,921
-------------------------------------------------------------------------------------------
Interest                                                                            478,130
-------------------------------------------------------------------------------------------
Total investment income                                                          24,184,051

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,414,359
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,691,740
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    26,464
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      9,715
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,376,642
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,889,833
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               165,229
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               513,291
-------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                         3,234
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              39,379
-------------------------------------------------------------------------------------------
Registration fees                                                                     1,542
-------------------------------------------------------------------------------------------
Auditing                                                                             13,905
-------------------------------------------------------------------------------------------
Legal                                                                                 6,854
-------------------------------------------------------------------------------------------
Postage                                                                             137,162
-------------------------------------------------------------------------------------------
Other                                                                               332,988
-------------------------------------------------------------------------------------------
Total expenses                                                                   16,622,337
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (262,628)
-------------------------------------------------------------------------------------------
Net expenses                                                                     16,359,709
-------------------------------------------------------------------------------------------
Net investment income                                                             7,824,342
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (249,212,407)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                     122,588
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (1,800,076)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                    133,078,611
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (117,811,284)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(109,986,942)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $    7,824,342   $   23,974,161
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                        (250,889,895)     275,524,331
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments             133,078,611     (212,547,158)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (109,986,942)      86,951,334
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                             (9,010,346)     (15,867,236)
--------------------------------------------------------------------------------------------------
   Class B                                                             (4,985,569)      (7,235,528)
--------------------------------------------------------------------------------------------------
   Class C                                                               (138,514)        (123,755)
--------------------------------------------------------------------------------------------------
   Class M                                                               (763,704)      (1,249,709)
--------------------------------------------------------------------------------------------------
   Class Y                                                                (92,398)        (140,745)
--------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                           (114,805,557)     (97,967,221)
--------------------------------------------------------------------------------------------------
   Class B                                                           (131,475,725)    (117,899,429)
--------------------------------------------------------------------------------------------------
   Class C                                                             (3,041,812)              --
--------------------------------------------------------------------------------------------------
   Class M                                                            (15,280,228)     (13,402,187)
--------------------------------------------------------------------------------------------------
   Class Y                                                               (939,380)        (455,724)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Note 4)                                          (145,013,650)     170,041,224
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (535,533,825)       2,651,024

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 2,900,298,674    2,897,647,650
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $7,771,000 and
$604,811, respectively)                                            $2,364,764,849   $2,900,298,674
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                             May 31                                                        Jan. 5, 1995+
operating performance               (Unaudited)                Year ended November 30                to Nov. 30
-------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.95       $14.82       $14.87       $13.11       $11.01        $8.53
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                    .06(c)       .17(c)       .15(c)       .19(c)       .23          .15
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.46)         .30         1.32         2.52         2.41         2.45
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.40)         .47         1.47         2.71         2.64         2.60
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.10)        (.17)        (.14)        (.20)        (.21)        (.12)
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.29)       (1.17)       (1.38)        (.75)        (.33)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.39)       (1.34)       (1.52)        (.95)        (.54)        (.12)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.16       $13.95       $14.82       $14.87       $13.11       $11.01
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (3.15)*       3.55        10.97        22.29        24.95        30.62*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,092,224   $1,285,330   $1,241,384   $1,051,276     $637,204     $250,328
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .48*         .90          .96         1.00         1.09         1.35*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .52*        1.19         1.04         1.40         1.92         2.03*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.78*       80.27        81.62        74.51        83.97        64.18*
-------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                        For the period
Per-share                              May 31                                                        Jan. 5, 1995+
operating performance               (Unaudited)                 Year ended November 30                to Nov. 30
-------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.82       $14.70       $14.77       $13.03       $10.96        $8.53
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                    .02(c)       .06(c)       .04(c)       .09(c)       .15          .11
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.46)         .29         1.30         2.51         2.39         2.42
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.44)         .35         1.34         2.60         2.54         2.53
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.06)        (.03)        (.11)        (.14)        (.10)
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.29)       (1.17)       (1.38)        (.75)        (.33)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.34)       (1.23)       (1.41)        (.86)        (.47)        (.10)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.04       $13.82       $14.70       $14.77       $13.03       $10.96
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (3.52)*       2.72        10.07        21.42        23.98        29.72*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,097,213   $1,406,793   $1,480,683   $1,242,817     $763,438     $259,789
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .85*        1.65         1.71         1.75         1.84         2.03*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .14*         .44          .29          .65         1.17         1.36*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.78*       80.27        81.62        74.51        83.97        64.18*
-------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------
                                     Six months
                                        ended         For the period
Per-share                              May 31         Feb. 1, 1999+
operating performance               (Unaudited)         to Nov 30
--------------------------------------------------------------------------
                                        2000              1999
--------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.91            $14.21
--------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------
Net investment income (c)                .02               .06
--------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.46)             (.25)
--------------------------------------------------------------------------
Total from
investment operations                   (.44)             (.19)
--------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------
From net
investment income                       (.06)             (.11)
--------------------------------------------------------------------------
From net realized gain
on investments                         (1.29)               --
--------------------------------------------------------------------------
Total distributions                    (1.35)             (.11)
--------------------------------------------------------------------------
Net asset value,
end of period                         $12.12            $13.91
--------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------
Total return at
net asset value  (%)(a)                (3.54)*           (1.36)*
--------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $36,655           $33,369
--------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .85*             1.37*
--------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .15*              .42*
--------------------------------------------------------------------------
Portfolio turnover (%)                 49.78*            80.27
--------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                              May 31                                                       Jan. 5, 1995+
operating performance               (Unaudited)                 Year ended November 30                to Nov. 30
-------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.87       $14.75       $14.81       $13.06       $10.98        $8.53
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                    .03(c)       .10(c)       .08(c)       .13(c)       .18          .12
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.45)         .29         1.31         2.51         2.39         2.43
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.42)         .39         1.39         2.64         2.57         2.55
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.07)        (.10)        (.07)        (.14)        (.16)        (.10)
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.29)       (1.17)       (1.38)        (.75)        (.33)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.36)       (1.27)       (1.45)        (.89)        (.49)        (.10)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.09       $13.87       $14.75       $14.81       $13.06       $10.98
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (3.37)*       2.97        10.37        21.73        24.28        30.04*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $126,723     $164,524     $169,631     $151,359      $95,576      $33,406
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .73*        1.40         1.46         1.50         1.59         1.80*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .27*         .69          .54          .90         1.42         1.58*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.78*       80.27        81.62        74.51        83.97        64.18*
-------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------
                                     Six months
                                       ended                          For the period
Per-share                              May 31        Year ended        Oct 1, 1998+
operating performance               (Unaudited)       Nov. 30           to Nov. 30
---------------------------------------------------------------------------------------
                                        2000            1999               1998
---------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.96          $14.83             $12.69
---------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------
Net investment income                    .08(c)          .21(c)             .03(c)
---------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)            .30               2.11
---------------------------------------------------------------------------------------
Total from
investment operations                   (.39)            .51               2.14
---------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------
From net
investment income                       (.12)           (.21)                --
---------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.29)          (1.17)                --
---------------------------------------------------------------------------------------
Total distributions                    (1.41)          (1.38)                --
---------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.16          $13.96             $14.83
---------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (3.09)*          3.80              16.86*
---------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $11,952         $10,282             $5,949
---------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .35*            .65                .12*
---------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .64*           1.45               1.82*
---------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.78*          80.27              81.62
---------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
May 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Classic Equity Fund (formerly Putnam Growth and Income Fund II), the ("fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investments Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $74,298. These expenses have been fully amortized on a projected net asset basis over a five year period as of May 31, 2000.


Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 2000, fund expenses were reduced by $262,628 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,934 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $467,039 and $11,866 from the sale of class A and class M shares, respectively, and received $1,886,310 and $11,790 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $23,482 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,231,953,578 and $1,681,802,139, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,882,412        $176,235,511
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                9,397,825         118,276,213
---------------------------------------------------------------------------
                                            24,280,237         294,511,724

Shares
repurchased                                (26,595,489)       (320,572,674)
---------------------------------------------------------------------------
Net decrease                                (2,315,252)       $(26,060,950)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,669,104        $272,494,542
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,053,815         109,354,708
---------------------------------------------------------------------------
                                            26,722,919         381,849,250

Shares
repurchased                                (18,299,678)       (264,906,773)
---------------------------------------------------------------------------
Net increase                                 8,423,241        $116,942,477
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,719,243       $  91,900,898
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               10,201,388         127,748,250
---------------------------------------------------------------------------
                                            17,920,631         219,649,148

Shares
repurchased                                (28,584,162)       (333,940,845)
---------------------------------------------------------------------------
Net decrease                               (10,663,531)      $(114,291,697)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,688,548        $226,670,283
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,757,178         117,408,543
---------------------------------------------------------------------------
                                            24,445,726         344,078,826

Shares
repurchased                                (23,367,215)       (335,758,781)
---------------------------------------------------------------------------
Net increase                                 1,078,511        $  8,320,045
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,070,801         $12,647,024
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  224,321           2,826,210
---------------------------------------------------------------------------
                                             1,295,122          15,473,234

Shares
repurchased                                   (671,024)         (7,953,742)
---------------------------------------------------------------------------
Net increase                                   624,098         $ 7,519,492
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                         November 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,608,982         $38,655,593
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,297             108,005
---------------------------------------------------------------------------
                                             2,616,279          38,763,598

Shares
repurchased                                   (216,853)         (3,121,646)
---------------------------------------------------------------------------
Net increase                                 2,399,426         $35,641,952
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,060,371        $ 12,516,273
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                1,226,793          15,400,588
---------------------------------------------------------------------------
                                             2,287,164          27,916,861

Shares
repurchased                                 (3,664,208)        (42,834,782)
---------------------------------------------------------------------------
Net decrease                                (1,377,044)       $(14,917,921)
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,995,704         $28,793,256
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                1,035,562          13,950,645
---------------------------------------------------------------------------
                                             3,031,266          42,743,901

Shares
repurchased                                 (2,670,368)        (38,457,556)
---------------------------------------------------------------------------
Net increase                                   360,898         $ 4,286,345
---------------------------------------------------------------------------

                                             Six months ended May 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    581,328          $6,667,321
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   82,081           1,031,778
---------------------------------------------------------------------------
                                               663,409           7,699,099

Shares
repurchased                                   (417,441)         (4,961,673)
---------------------------------------------------------------------------
Net increase                                   245,968          $2,737,426
---------------------------------------------------------------------------

                                              Year ended November 30, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    490,789          $7,118,518
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   43,598             596,469
---------------------------------------------------------------------------
                                               534,387           7,714,987

Shares
repurchased                                   (198,923)         (2,864,582)
---------------------------------------------------------------------------
Net increase                                   335,464          $4,850,405
---------------------------------------------------------------------------


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Classic Equity Fund*

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA023-62262  949/990/096  7/00



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Classic Equity Fund*
Supplement to Semiannual Report dated 5/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return:                                 NAV

Six months ended 5/31/00                    -3.09%
1 year                                     -10.06
5 years                                     95.48
Annual average                              14.35
Life of class (since 1/5/95)               124.52
Annual average                              16.16%
---------------------------------------------------------------------------
Share value:                                  NAV

11/30/99                                     $13.96
5/31/00                                      $12.16
---------------------------------------------------------------------------
                                           Capital gains
Distributions:         No.   Income    Short-term   Long-term     Total
11/30/99-5/31/00        2    $0.117      $0.428      $0.864       $1.409
---------------------------------------------------------------------------
*Formerly Putnam Growth and Income Fund II.
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.